Inventories (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw Materials	$ 644,670	$ 136,555	$ 114,119
Work in progress	825,418	180,041	482,770
Finished Goods	521,946	523,698	398,912
In Transit			5,468
Less valuation allowance	(532,369)	(532,369)	(9,572)
Total	$ 1,459,665	$ 307,925	$ 991,697